Property, Plant and Equipment - Schedule of Total Future Lease Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 866
Expenses related to lease payments short-term lease exemption	4,040
Expenses related to leases qualifying for the low-value exemption	226
Expenses related to variable payments on leases excluded	6,075
Amount stated in the profit and loss		$ 27,885	$ 26,448
Less than one year
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 866